CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 18,302	€ 17,320	€ 13,763
Cost of sales	(11,582)	(11,096)	(8,677)
Gross profit	6,720	6,224	5,086
Selling and distribution expenses	(3,178)	(2,984)	(2,496)
Administrative expenses	(1,310)	(1,250)	(1,074)
Other income	107	96	0
Operating profit	2,339	2,086	1,516
Finance income	65	67	43
Finance costs	(185)	(181)	(172)
Total finance costs, net	(120)	(114)	(129)
Non-operating items	(16)	(15)	(5)
Profit before taxes	2,203	1,957	1,382
Taxes	(534)	(436)	(394)
Profit after taxes	1,669	1,521	988
Profit attributable to shareholders	1,669	1,508	982
Profit attributable to non-controlling interests	€ 0	€ 13	€ 6
Basic earnings per share (in EUR per share)	€ 3.64	€ 3.30	€ 2.15
Diluted earnings per share (in EUR per share)	€ 3.63	€ 3.29	€ 2.15